OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial liabilities
Accrued expenses		$ 354	¥ 2,575	¥ 7,748
Deposits from customers		14	102	116
Other payables (financial liabilities)		368	2,677	7,864
Taxes other than income tax payable	[1]			2
Accrued payroll		24	177	156
Transaction deposit of mining right acquisition		10,488	76,217	74,322
Others		46	334	266
Others payables (non-financial liabilities)		10,558	76,728	74,746
Total		$ 10,926	¥ 79,405	¥ 82,610

[1]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.